Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE U.S. LARGE-CAP CORE FUND, INC.
Entity Central Index Key	0001462712
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000078270
Shareholder Report [Line Items]
Fund Name	U.S. Large-Cap Core Fund
Class Name	Investor Class
Trading Symbol	TRULX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Large-Cap Core Fund - Investor Class	$68	0.64%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. large-cap stocks recorded a positive double-digit return in 2025 as anticipation of interest rate cuts by the Federal Reserve and rising valuations in the technology sector driven by artificial intelligence spending outweighed U.S. trade policy uncertainty, signs of labor market weakness, and a federal government shutdown.

  The consumer discretionary sector contributed to relative performance versus the S&P 500 Index due to positive stock selection. Ulta Beauty was a key contributor as the beauty products retailer reported a string of better-than-expected earnings and gained share. The energy sector added value owing to favorable stock selection, driven by our holding in TechnipFMC, a UK oilfield services company.

  Information technology detracted the most from relative returns due to adverse stock selection and an underweight to the sector, which outpaced the benchmark. Accenture, a Dublin, Ireland-headquartered management and technology consulting services company, was a large detractor. Health care weighed on relative performance owing to negative stock selection. Eli Lilly & Co. led performance detractors in the sector due to an underweight position in the drugmaker, whose shares surged over the period.

  The fund relies on a core investing approach leveraging T. Rowe Price’s fundamental research platform to identify large U.S. companies that appear to offer the most favorable combination of business fundamentals, earnings growth potential, and reasonable valuation. Sector allocations are driven by bottom-up stock selection. Industrials and business services was the largest overweight versus the benchmark at year-end. Conversely, health care was the largest underweight.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
U.S. Large-Cap Core Fund (Investor Class)	12.76%	12.63%	13.00%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
S&P 500 Index (Strategy Benchmark)	17.88	14.42	14.82

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 17,853,184,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 22,045,000
InvestmentCompanyPortfolioTurnover	65.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$17,853,184 Number of Portfolio Holdings75
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	34.0%
Financials	12.6
Consumer Discretionary	10.5
Industrials & Business Services	9.9
Communication Services	9.7
Health Care	8.6
Consumer Staples	4.4
Energy	3.8
Materials	3.1
Other	3.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	8.6%
Microsoft	8.1
Apple	7.8
Alphabet	5.9
Broadcom	3.6
Amazon.com	2.9
Visa	2.9
JPMorgan Chase	2.1
Bank of America	1.9
Meta Platforms	1.6

Updated Prospectus Web Address	www.troweprice.com/paperless
C000078271
Shareholder Report [Line Items]
Fund Name	U.S. Large-Cap Core Fund
Class Name	Advisor Class
Trading Symbol	PAULX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Large-Cap Core Fund - Advisor Class	$103	0.97%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. large-cap stocks recorded a positive double-digit return in 2025 as anticipation of interest rate cuts by the Federal Reserve and rising valuations in the technology sector driven by artificial intelligence spending outweighed U.S. trade policy uncertainty, signs of labor market weakness, and a federal government shutdown.

  The consumer discretionary sector contributed to relative performance versus the S&P 500 Index due to positive stock selection. Ulta Beauty was a key contributor as the beauty products retailer reported a string of better-than-expected earnings and gained share. The energy sector added value owing to favorable stock selection, driven by our holding in TechnipFMC, a UK oilfield services company.

  Information technology detracted the most from relative returns due to adverse stock selection and an underweight to the sector, which outpaced the benchmark. Accenture, a Dublin, Ireland-headquartered management and technology consulting services company, was a large detractor. Health care weighed on relative performance owing to negative stock selection. Eli Lilly & Co. led performance detractors in the sector due to an underweight position in the drugmaker, whose shares surged over the period.

  The fund relies on a core investing approach leveraging T. Rowe Price’s fundamental research platform to identify large U.S. companies that appear to offer the most favorable combination of business fundamentals, earnings growth potential, and reasonable valuation. Sector allocations are driven by bottom-up stock selection. Industrials and business services was the largest overweight versus the benchmark at year-end. Conversely, health care was the largest underweight.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
U.S. Large-Cap Core Fund (Advisor Class)	12.39%	12.27%	12.66%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
S&P 500 Index (Strategy Benchmark)	17.88	14.42	14.82

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 17,853,184,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 22,045,000
InvestmentCompanyPortfolioTurnover	65.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$17,853,184 Number of Portfolio Holdings75
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	34.0%
Financials	12.6
Consumer Discretionary	10.5
Industrials & Business Services	9.9
Communication Services	9.7
Health Care	8.6
Consumer Staples	4.4
Energy	3.8
Materials	3.1
Other	3.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	8.6%
Microsoft	8.1
Apple	7.8
Alphabet	5.9
Broadcom	3.6
Amazon.com	2.9
Visa	2.9
JPMorgan Chase	2.1
Bank of America	1.9
Meta Platforms	1.6

Updated Prospectus Web Address	www.troweprice.com/paperless
C000177203
Shareholder Report [Line Items]
Fund Name	U.S. Large-Cap Core Fund
Class Name	I Class
Trading Symbol	RCLIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Large-Cap Core Fund - I Class	$61	0.57%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. large-cap stocks recorded a positive double-digit return in 2025 as anticipation of interest rate cuts by the Federal Reserve and rising valuations in the technology sector driven by artificial intelligence spending outweighed U.S. trade policy uncertainty, signs of labor market weakness, and a federal government shutdown.

  The consumer discretionary sector contributed to relative performance versus the S&P 500 Index due to positive stock selection. Ulta Beauty was a key contributor as the beauty products retailer reported a string of better-than-expected earnings and gained share. The energy sector added value owing to favorable stock selection, driven by our holding in TechnipFMC, a UK oilfield services company.

  Information technology detracted the most from relative returns due to adverse stock selection and an underweight to the sector, which outpaced the benchmark. Accenture, a Dublin, Ireland-headquartered management and technology consulting services company, was a large detractor. Health care weighed on relative performance owing to negative stock selection. Eli Lilly & Co. led performance detractors in the sector due to an underweight position in the drugmaker, whose shares surged over the period.

  The fund relies on a core investing approach leveraging T. Rowe Price’s fundamental research platform to identify large U.S. companies that appear to offer the most favorable combination of business fundamentals, earnings growth potential, and reasonable valuation. Sector allocations are driven by bottom-up stock selection. Industrials and business services was the largest overweight versus the benchmark at year-end. Conversely, health care was the largest underweight.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 11/29/16
U.S. Large-Cap Core Fund (I Class)	12.82%	12.70%	13.73%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.52
S&P 500 Index (Strategy Benchmark)	17.88	14.42	15.20

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Nov. 29, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 17,853,184,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 22,045,000
InvestmentCompanyPortfolioTurnover	65.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$17,853,184 Number of Portfolio Holdings75
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	34.0%
Financials	12.6
Consumer Discretionary	10.5
Industrials & Business Services	9.9
Communication Services	9.7
Health Care	8.6
Consumer Staples	4.4
Energy	3.8
Materials	3.1
Other	3.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	8.6%
Microsoft	8.1
Apple	7.8
Alphabet	5.9
Broadcom	3.6
Amazon.com	2.9
Visa	2.9
JPMorgan Chase	2.1
Bank of America	1.9
Meta Platforms	1.6

Updated Prospectus Web Address	www.troweprice.com/paperless
C000219317
Shareholder Report [Line Items]
Fund Name	U.S. Large-Cap Core Fund
Class Name	Z Class
Trading Symbol	TRZLX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Large-Cap Core Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. large-cap stocks recorded a positive double-digit return in 2025 as anticipation of interest rate cuts by the Federal Reserve and rising valuations in the technology sector driven by artificial intelligence spending outweighed U.S. trade policy uncertainty, signs of labor market weakness, and a federal government shutdown.

  The consumer discretionary sector contributed to relative performance versus the S&P 500 Index due to positive stock selection. Ulta Beauty was a key contributor as the beauty products retailer reported a string of better-than-expected earnings and gained share. The energy sector added value owing to favorable stock selection, driven by our holding in TechnipFMC, a UK oilfield services company.

  Information technology detracted the most from relative returns due to adverse stock selection and an underweight to the sector, which outpaced the benchmark. Accenture, a Dublin, Ireland-headquartered management and technology consulting services company, was a large detractor. Health care weighed on relative performance owing to negative stock selection. Eli Lilly & Co. led performance detractors in the sector due to an underweight position in the drugmaker, whose shares surged over the period.

  The fund relies on a core investing approach leveraging T. Rowe Price’s fundamental research platform to identify large U.S. companies that appear to offer the most favorable combination of business fundamentals, earnings growth potential, and reasonable valuation. Sector allocations are driven by bottom-up stock selection. Industrials and business services was the largest overweight versus the benchmark at year-end. Conversely, health care was the largest underweight.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/16/20
U.S. Large-Cap Core Fund (Z Class)	13.46%	13.35%	20.45%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	21.42
S&P 500 Index (Strategy Benchmark)	17.88	14.42	21.77

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Mar. 16, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 17,853,184,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 22,045,000
InvestmentCompanyPortfolioTurnover	65.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$17,853,184 Number of Portfolio Holdings75
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	34.0%
Financials	12.6
Consumer Discretionary	10.5
Industrials & Business Services	9.9
Communication Services	9.7
Health Care	8.6
Consumer Staples	4.4
Energy	3.8
Materials	3.1
Other	3.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	8.6%
Microsoft	8.1
Apple	7.8
Alphabet	5.9
Broadcom	3.6
Amazon.com	2.9
Visa	2.9
JPMorgan Chase	2.1
Bank of America	1.9
Meta Platforms	1.6

Updated Prospectus Web Address	www.troweprice.com/paperless